Other Income (Expense) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
OTHER INCOME (Expense) [Abstract]
Government financial incentives		114,451	159,359	183,915
Foreign exchange (loss) / gain		(21,119)	(25,066)	(3,408)
(Loss) / gain recognized on foreign currency forward contracts	718	4,456	1,929	(22,476)
Bank charges		(15,643)	(5,333)	(18,893)
Donation expenses		(146)	(163)	(182)
Others		(6,117)	5,267	(10,140)
Other income, net	$ 12,230	75,882	135,993	128,816